SUMMARY OF ACCOUNTING POLICIES - Summary of fair value of assets and liabilities on recurring basis (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities	$ 126,999	$ 153,942
U.S. Government agency securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities	125,223	148,349
Municipal obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities	1,776	3,015
Corporate Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities		2,578
Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities		9,361
Fair value, measurements, recurring | U.S. Government agency securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities	125,223	148,349
Fair value, measurements, recurring | Municipal obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities	1,776	3,015
Fair value, measurements, recurring | Corporate Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities		2,578
Fair value, measurements, recurring | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities	9,400	9,361
Fair value, measurements, recurring | Quoted prices in active markets for identical assets (Level 1) | U.S. Government agency securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities
Fair value, measurements, recurring | Quoted prices in active markets for identical assets (Level 1) | Municipal obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities
Fair value, measurements, recurring | Quoted prices in active markets for identical assets (Level 1) | Corporate Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities
Fair value, measurements, recurring | Quoted prices in active markets for identical assets (Level 1) | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities
Fair value, measurements, recurring | Significant other observable inputs (Level 2) | U.S. Government agency securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities	125,223	148,349
Fair value, measurements, recurring | Significant other observable inputs (Level 2) | Municipal obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities	1,776	3,015
Fair value, measurements, recurring | Significant other observable inputs (Level 2) | Corporate Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities		2,578
Fair value, measurements, recurring | Significant other observable inputs (Level 2) | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities	9,400	9,361
Fair value, measurements, recurring | Significant other unobservable inputs (Level 3) | U.S. Government agency securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities
Fair value, measurements, recurring | Significant other unobservable inputs (Level 3) | Municipal obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities
Fair value, measurements, recurring | Significant other unobservable inputs (Level 3) | Corporate Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities
Fair value, measurements, recurring | Significant other unobservable inputs (Level 3) | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities